Intangible Assets, Net	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2021
Software	$18,730	$18,485
Senior care service App	47,054	46,439
Less: accumulated amortization	(34,917)	(28,893)
Intangible assets, net	$30,867	$36,031

As of December 31, 2021 and June 30, 2021, there were no any pledged intangible assets to secure bank loans. The Company recorded amortization expense of $5,597 and $5,331 for the six months ended December 31, 2021 and 2020. For the six months ended December 31, 2021 and 2020, the Company recorded no impairment losses for intangible assets. For the six months ended December 31, 2021 and 2020, the Company recorded no disposal of intangible assets.

Estimated future amortization expense is as follows as of December 31, 2021:

Years ending December 31,	Amortization expense

2022	$11,194
2023	11,194
2024	8,479
Thereafter	-
$30,867